Non-controlling interest	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Non-controlling interest
Note 26 – Non-controlling interest

The Company's consolidated Statement of Operations, Balance Sheet and Statement of Cash Flows include North Atlantic Drilling Ltd, whose issued share capital is 73.2% and Seadrill Partners LLC, whose issued share capital is 75.7% owned by the Company. The part of North Atlantic Drilling Ltd and Seadrill Partners LLC's total shareholders' equity not attributable to the Company is included in non-controlling interest.

On October 24, 2012, Seadrill Partners LLC completed its IPO of 10,062,500 common units representing limited liability company interests in Seadrill Partners LLC at a price of US$22.00 per unit, for gross proceeds of US$221.4 million and expenses of US$18.7 million (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). Seadrill Partners LLC is listed on the New York stock exchange ("NYSE") under the symbol "SDLP". Upon completion of the offering, Seadrill Limited owned 14,752,525 common units and 16,543,350 subordinated unites which is 75.7% of the limited liability company interests in Seadrill Partners LLC. Seadrill Partners' only cash generating assets are its ownership interest in Seadrill Operating LP and Seadrill Capricorn Holdings LLC (collectively, "OPCO"). OPCO's fleet consists of two ultra-deepwater semi-submersible rigs (the West Aquarius and the West Capricorn), one ultra-deepwater drillship (the West Capella), and one semi-tender rig. (the West Vencedor), all of which operate under long-term contracts.

In 2007 and 2008 the Company entered into five sale and leaseback arrangements for drilling rigs with Ship Finance, who incorporated subsidiary companies for the sole purpose of owning and leasing the rigs. The Company has recognized these subsidiary companies as VIEs and concluded that Seadrill is their primary beneficiary. Accordingly, these subsidiary companies are included in the Company's consolidated accounts, with the Ship Finance equity in these companies included in non-controlling interest. In 2011, the Company acquired all the shares in one of these Ship Finance companies, Rig Finance II Ltd for $47 million. As a consequence of this, Rig Finance II Ltd is no longer treated as a VIE but a wholly owned subsidiary.

Changes in non-controlling interest in 2012, 2011 and 2010 are as follows:

(In US$ millions)	Scorpion	Archer	Ship Finance	North Atlantic	Seadrill Partners LLC	Total
December 31, 2010	-	326	213	-	-	539
Changes in 2011	-	(320)	(46)	71	-	(295)
2011 net (loss)/income	-	(6)	48	39	-	81
December 31, 2011	-	-	215	110	-	325
Changes in 2012	-	-	20	10	69	99
2012 net (loss)/income	-	-	39	48	10	97
December 31, 2012	-	-	274	168	79	521